LONG-TERM INVESTMENTS, NET - Long-term time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term investments, net
Long-term investments, net	¥ 17,038,171	$ 2,673,661	¥ 3,140,315
Long-term time deposits
Long-term investments, net
Long-term investments, net	946,100		¥ 224,800
Matures in March 2024	514,900
Matures in December 2024	¥ 200,600